Intangible Assets and Cloud Computing Arrangements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset	$ 63
Impairment charges	$ 1,307